Other Accounts Payables (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Accounts Payables Explanatory Abstract
Schedule of other accounts payables
	December 31,
	2022	2021
	U.S. Dollars in thousands

Employees and payroll accruals	$6,683	$6,348
Government grants (b)	201	207
Derivatives financial instruments	92	-
Accrued Expenses and Others	609	587

Total Other Accounts Payables	7,585	$7,142

Schedule of financial statements
	December 31,
	2022	2021
	U.S. Dollars in thousands

Current Assets	3	3
Current liability	201	207
Royalties paid during the year	-	-
Expense (income) carried to profit or loss	$29	(29)